January 12, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re: Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 002-27962)
on behalf of Eaton Vance Parametric Option Absolute Return Strategy Fund
(the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information a Supplement dated January 1, 2012 to the Prospectus dated May 1, 2011, for the Fund. The purpose of the filing is to submit the 497(e) filing dated December 30, 2011in XBRL for the Fund.

If you have any questions concerning the foregoing, kindly call the undersigned at (617) 672-8539.

Very truly yours, /s/ Elizabeth Prall Elizabeth Prall Paralegal